Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 55,876	$ 44,396
Accounts receivable	135,208	62,259
Prepaid expenses	11,815	2,996
Other current assets	3,232	1,435
Total current assets	206,131	111,086
Property and equipment (note 6)	264,970	63,714
Operating lease right-of-use assets	212,300	127,062
Goodwill (note 7)	875,724	351,610
Other intangible assets (note 7)	367,039	6,748
Other assets	27,146	4,832
Total assets	1,953,310	665,052
Current liabilities:
Accounts payable and accrued liabilities (note 8)	127,016	34,295
Current portion of long-term debt (note 9)	13,461	406
Current portion of obligations under finance leases (note 10)	6,966	3,265
Current portion of obligations under operating leases (note 10)	24,554	9,345
Earn-out liability (note 11)	0	4,689
Total current liabilities	171,997	52,000
Long-term debt, net of current portion (note 9)	1,167,957	389,580
Obligations under finance leases, net of current portion (note 10)	17,467	12,309
Obligations under operating leases, net of current portion (note 10)	200,123	122,954
Other liabilities	31,275	3,039
Total liabilities	1,588,819	579,882
Shareholders' equity:
Common stock (no par value; unlimited authorized number of shares; 89,026,997 and 70,178,428 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively)	240,426	160,965
Accumulated other comprehensive loss	(1)	0
Accumulated deficit	(91,703)	(80,133)
Total shareholders' equity	148,722	80,832
Noncontrolling interest	215,769	4,338
Total equity	364,491	85,170
Total liabilities and equity	$ 1,953,310	$ 665,052